Investment in Direct Financing Leases (Tables)	12 Months Ended
Mar. 31, 2016
Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2015 and 2016 consists of the following:

	Millions of yen
	2015	2016
Total Minimum lease payments to be received	¥1,410,512	¥1,366,454
Less: Estimated executory costs	(63,456)	(57,600)
Minimum lease payments receivable	1,347,056	1,308,854
Estimated residual value	30,620	31,338
Initial direct costs	5,866	5,557
Unearned lease income	(167,088)	(155,613)

	¥1,216,454	¥1,190,136

Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter

At March 31, 2016, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2017	¥441,910
2018	313,483
2019	217,794
2020	142,674
2021	76,900
Thereafter	116,093

Total	¥1,308,854